UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2
UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-00201

MVC CAPITAL, INC.
(Name of Registrant)

287 Bowman Avenue, 2nd Floor
Purchase, NY 10577
(Address of Principal Executive Office)

The undersigned here notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of MVC Capital, Inc. (the “Company”) to be redeemed:

6.25% Senior Notes due 2022 (CUSIP: 553829 409) (the “Notes”)

(2)	Date on which the securities are to be redeemed:

The Notes will be redeemed on January 22, 2021.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Article Eleven of the Company’s base indenture governing the Notes, dated as of February 26, 2013 (the “Base Indenture”), between the Company and U.S. Bank National Association, as trustee, and (ii) Section 1.01(h) of the Second Supplemental Indenture, dated as of November 15, 2017, between the Company and U.S. Bank National Association, as trustee (the “Second Supplemental Indenture”).

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem $95,000,000 in aggregate principal amount of the issued and outstanding Notes pursuant to the terms of the Base Indenture and the Second Supplemental Indenture.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 23rd day of December, 2020.

Barings BDC, Inc., as successor by merger to MVC Capital, Inc.

By:	/s/ Eric Lloyd
Name:	Eric Lloyd
Title:	Chief Executive Officer